SIGNIFICANT ACCOUNTING POLICIES (Tables)	12 Months Ended
Dec. 31, 2018
Accounting Policies [Abstract]
Schedule of Estimated Useful Lives of Property and Equipment

Depreciation is calculated on a straight line basis over the following estimated useful lives:

Electronic equipment	3 years
Furniture	3 - 5 years
Vehicles	4 years
Leasehold improvements	Shorter of the lease term or estimated useful life

Schedule of Estimated Useful Lives of Intangible Assets

The estimated useful lives of intangible assets from the date of purchase are as follows:

Category	Estimated Useful Life
Courseware license	15 years
Franchise agreements	2.5-3 years
Student base	3-5 years
Trademarks	10-15 years
Purchased software	3-5 years
Teaching course materials	10 years

Schedule of Cumulative Effect of the Changes made to Consolidated Balance Sheets

The cumulative effect of the changes made to the Group’s consolidated balance sheets at January 1, 2018 were as follows:

	December 31, 2017	Adjustment due to Adoption	January 1, 2018	January 1, 2018
	RMB	RMB	RMB	US$
Liabilities
Deferred revenue and customer advances (current and non-current)	812,821	44,122	856,943	124,637
Shareholders’ equity - Accumulated deficit	315,531	44,122	359,653	52,309